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                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 333-20635


                                                                  [ORBITEX LOGO]


                         Supplement dated June 28, 2002
                        to Prospectus dated June 28, 2002

Through July 27, 2002, the address for Orbitex Group of Funds c/o Orbitex Data Services, Inc., as it appears on pages 17, 18, 20, 22, 25, 26 and the back cover of the Prospectus should read as follows:

         14707 California Street, Suite #5
         P.O. Box 542007
         Omaha, NE 68137

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Through July 27, 2002, the address for Orbitex Funds Distributor, Inc., as it appears on page 25 and the back cover of the Prospectus should read as follows:

         14747 California Street
         P.O. Box 542047
         Omaha, NE 68154

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